Capital Commitment - Schedule of Capital Commitment (Details) (US VR Global Inc.) - US VR Global Inc. [Member]	Dec. 31, 2017 USD ($)
Capital commitment	$ 2,330,000
Theme Park [Member]
Capital commitment	$ 2,330,000